Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FMI Funds, Inc.
Entity Central Index Key	0001023391
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Investor Class
Trading Symbol	FMIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Common Stock Fund Investor Class gained 24.71%, compared with 26.76% for the Russell 2000® Index  and 25.88% for the Russell 2000® Value Index. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. The small cap benchmarks are littered with money losing companies, but we are encouraged to see profitable small cap companies in the U.S. trade near their widest discount to large caps in over 40 years, aside from the 2000 technology bubble. The FMI Common Stock Fund trades at a meaningful discount to both benchmarks. The biggest driver of the Russell 2000® Index was the Finance sector, as Banks (Regional and Major) and Real Estate Investment Trusts bounced off lows from the 2023 regional banking crisis. The Fund was underweight in Finance, as many businesses in the sector do not fit our eye in terms of business quality and balance sheet strength. Conversely, the Fund’s building products industry exposure was a sizeable tailwind to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Producer Manufacturing, Finance, Electronic Technology
↑	Positions: Carlisle Cos. Inc., Insight Enterprises Inc., Houlihan Lokey Inc. Cl A

Top Detractors
↓	Sectors: Consumer Durables, Process Industries, Retail Trade
↓	Positions: Atkore Inc., Henry Schein Inc., Robert Half Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	24.71	13.56	10.65
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Value Index	25.88	9.29	8.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information. Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,192,760,075
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 15,054,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$2,192,760,075
Number of Holdings	31
Net Advisory Fee	$15,054,790
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
First American Treasury Obligations Fund	5.9%
Genpact Ltd.	4.7%
Carlisle Cos., Inc.	4.6%
Fortune Brands Innovations, Inc.	4.4%
Houlihan Lokey, Inc.	4.4%
Simpson Manufacturing Co., Inc.	4.2%
Insight Enterprises, Inc.	4.2%
Plexus Corp.	3.9%
Henry Schein, Inc.	3.9%
Skechers USA, Inc.	3.8%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Institutional Class
Trading Symbol	FMIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Common Stock Fund Institutional Class gained 24.87%, compared with 26.76% for the Russell 2000® Index and 25.88% for the  Russell 2000® Value Index. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. The small cap benchmarks are littered with money losing companies, but we are encouraged to see profitable small cap companies in the U.S. trade near their widest discount to large caps in over 40 years, aside from the 2000 technology bubble. The FMI Common Stock Fund trades at a meaningful discount to both benchmarks. The biggest driver of the Russell 2000® Index was the Finance sector, as Banks (Regional and Major) and Real Estate Investment Trusts bounced off lows from the 2023 regional banking crisis. The Fund was underweight in Finance, as many businesses in the sector do not fit our eye in terms of business quality and balance sheet strength. Conversely, the Fund’s building products industry exposure was a sizeable tailwind to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Producer Manufacturing, Finance, Electronic Technology
↑	Positions: Carlisle Cos. Inc., Insight Enterprises Inc., Houlihan Lokey Inc. Cl A

Top Detractors
↓	Sectors: Consumer Durables, Process Industries, Retail Trade
↓	Positions: Atkore Inc., Henry Schein Inc., Robert Half Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	24.87	13.69	12.96
Russell 2000® Index	26.76	9.39	9.72
Russell 2000® Value Index	25.88	9.29	8.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information. Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,192,760,075
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 15,054,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$2,192,760,075
Number of Holdings	31
Net Advisory Fee	$15,054,790
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
First American Treasury Obligations Fund	5.9%
Genpact Ltd.	4.7%
Carlisle Cos., Inc.	4.6%
Fortune Brands Innovations, Inc.	4.4%
Houlihan Lokey, Inc.	4.4%
Simpson Manufacturing Co., Inc.	4.2%
Insight Enterprises, Inc.	4.2%
Plexus Corp.	3.9%
Henry Schein, Inc.	3.9%
Skechers USA, Inc.	3.8%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/.
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Investor Class
Trading Symbol	FMIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.84%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Large Cap Fund Investor Class gained 30.02%, compared with 36.35% for the S&P 500® Index  and 27.51% for the iShares® Russell 1000 Value ETF. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Growth outperformed value, as already stretched valuations reached new heights, which are significantly higher than historical averages. The FMI Large Cap Fund trades at a meaningful discount to both benchmarks. The performance of the  S&P 500® Index  has been concentrated in a just a handful of mega cap technology companies, with artificial intelligence as a dominant theme. Not having NVIDIA Corporation in the Fund at a market weight, for example, accounted for the majority of underperformance versus the S&P 500® Index. Additionally, the low-income consumer has been under significant pressure in the U.S., as several years of steep inflation have taken a toll, excess savings have been depleted, and credit delinquencies are on the rise. This weighed heavily on our Dollar store exposure in the retail trade sector. Conversely, the Fund’s building products industry exposure was a sizeable contributor to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Finance, Producer Manufacturing, Technology Services
↑	Positions: Carlisle Cos. Inc., Masco Corp., Micron Technology Inc.

Top Detractors
↓	Sectors: Industrial Services, Retail Trade, Process Industries
↓	Positions: Dollar Tree Inc., Schlumberger Ltd., Fresenius Medical Care AG & Co. KGaA-SP-ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	30.02	10.47	9.95
S&P 500® Index	36.35	15.98	13.38
iShares® Russell 1000 Value ETF	27.51	10.51	9.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information. Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,667,121,098
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 10,685,272
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$1,667,121,098
Number of Holdings	31
Net Advisory Fee	$10,685,272
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
Berkshire Hathaway, Inc.	5.2%
Charles Schwab Corp.	5.0%
Ferguson Enterprises, Inc.	4.9%
Booking Holdings, Inc.	4.8%
Avery Dennison Corp.	4.8%
Masco Corp.	4.5%
Aramark	4.5%
Carlisle Cos., Inc.	4.5%
Carrier Global Corp.	4.3%
Unilever PLC	3.9%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Institutional Class
Trading Symbol	FMIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Large Cap Fund Institutional Class gained 30.19%, compared with 36.35% for the  S&P 500® Index  and 27.51% for the iShares® Russell 1000 Value ETF. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Growth outperformed value, as already stretched valuations reached new heights, which are significantly higher than historical averages. The FMI Large Cap Fund trades at a meaningful discount to both benchmarks. The performance of the S&P 500® Index has been concentrated in a just a handful of mega cap technology companies, with artificial intelligence as a dominant theme. Not having NVIDIA Corporation in the Fund at a market weight, for example, accounted for the majority of underperformance versus the  S&P 500® Index. Additionally, the low-income consumer has been under significant pressure in the U.S., as several years of steep inflation have taken a toll, excess savings have been depleted, and credit delinquencies are on the rise. This weighed heavily on our Dollar store exposure in the retail trade sector. Conversely, the Fund’s building products industry exposure was a sizeable contributor to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Finance, Producer Manufacturing, Technology Services
↑	Positions: Carlisle Cos. Inc., Masco Corp., Micron Technology Inc.

Top Detractors
↓	Sectors: Industrial Services, Retail Trade, Process Industries
↓	Positions: Dollar Tree Inc., Schlumberger Ltd., Fresenius Medical Care AG & Co. KGaA-SP-ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	30.19	10.61	11.63
S&P 500® Index	36.35	15.98	15.44
iShares® Russell 1000 Value ETF	27.51	10.51	10.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information. Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,667,121,098
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 10,685,272
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$1,667,121,098
Number of Holdings	31
Net Advisory Fee	$10,685,272
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
Berkshire Hathaway, Inc.	5.2%
Charles Schwab Corp.	5.0%
Ferguson Enterprises, Inc.	4.9%
Booking Holdings, Inc.	4.8%
Avery Dennison Corp.	4.8%
Masco Corp.	4.5%
Aramark	4.5%
Carlisle Cos., Inc.	4.5%
Carrier Global Corp.	4.3%
Unilever PLC	3.9%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/.
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Investor Class
Trading Symbol	FMIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund Investor Class gained 16.77%, compared with the MSCI EAFE® Index return of 17.53% in local currency and 24.77% in U.S. Dollars. As a result of a weakening U.S. Dollar, the passive currency hedge within the strategy was a significant headwind during the period. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund trades at a discount to the MSCI EAFE® Index. The biggest driver of the MSCI EAFE® Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	16.77	7.63	6.73
MSCI EAFE® (LOC) Index	17.53	8.78	7.39
MSCI EAFE® (LOC) Value Index	16.00	8.88	6.35
MSCI EAFE® (USD) Index	24.77	8.20	5.71
MSCI EAFE® (USD) Value Index	23.14	8.27	4.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information. Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 4,991,052,708
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 33,722,979
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$4,991,052,708
Number of Holdings	42
Net Advisory Fee	$33,722,979
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
B&M European Value Retail SA	4.7%
Unilever PLC	4.7%
Sodexo SA	4.4%
Rexel SA	3.8%
Roche Holding AG	3.8%
Greggs PLC	3.7%
Sony Group Corp.	3.5%
Koninklijke Philips NV	3.5%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Institutional Class
Trading Symbol	FMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund Institutional Class gained 16.92%, compared with the MSCI EAFE® Index return of 17.53% in local currency and 24.77% in U.S. Dollars. As a result of a weakening U.S. Dollar, the passive currency hedge within the strategy was a significant headwind during the period. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund trades at a discount to  the MSCI EAFE® Index. The biggest driver of the MSCI EAFE® Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	16.92	7.78	7.22
MSCI EAFE® (LOC) Index	17.53	8.78	8.53
MSCI EAFE® (LOC) Value Index	16.00	8.88	7.74
MSCI EAFE® (USD) Index	24.77	8.20	7.92
MSCI EAFE® (USD) Value Index	23.14	8.27	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information. Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 4,991,052,708
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 33,722,979
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$4,991,052,708
Number of Holdings	42
Net Advisory Fee	$33,722,979
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
B&M European Value Retail SA	4.7%
Unilever PLC	4.7%
Sodexo SA	4.4%
Rexel SA	3.8%
Roche Holding AG	3.8%
Greggs PLC	3.7%
Sony Group Corp.	3.5%
Koninklijke Philips NV	3.5%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/.
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund II - Currency Unhedged
Class Name	Institutional Class
Trading Symbol	FMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund II – Currency Unhedged Institutional Class gained 20.96%, compared with the MSCI EAFE® (USD) Index return of 24.77% in U.S. Dollars. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund II – Currency Unhedged trades at a discount to the MSCI EAFE® (USD) Index. The biggest driver of the MSCI EAFE® (USD) Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Institutional Class	20.96	5.03
MSCI EAFE® (USD) Index	24.77	6.87
MSCI EAFE® (USD) Value Index	23.14	7.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information. Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
Net Assets	$ 72,709,869
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 395,335
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$72,709,869
Number of Holdings	34
Net Advisory Fee	$395,335
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
Unilever PLC	4.6%
B&M European Value Retail SA	4.6%
Sodexo SA	4.4%
Rexel SA	3.8%
Greggs PLC	3.8%
Roche Holding AG	3.7%
Sony Group Corp.	3.6%
Koninklijke Philips NV	3.5%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund-2/.